FAIR VALUE MEASUREMENT - Roll-forward of fair value of Level 3 (Details) - CNY (¥)	9 Months Ended	12 Months Ended		21 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Mar. 31, 2017	Dec. 31, 2018
Roll-forward of the fair value of Level 3 (significant unobservable inputs) assets
Total gain or losses included in net (loss) income			¥ 568,320
Reclassification adjustment for loss on available-for-sale investment included in net income, net of nil income tax	¥ 553,870
Income tax on reclassification adjustment for loss on available-for-sale investment	0	¥ 0	0
Available-for-sale investment
Roll-forward of the fair value of Level 3 (significant unobservable inputs) assets
Beginning balance	10,376,547		1,938,360	¥ 10,376,547
Purchases			7,957,440
Total gain or losses included in net (loss) income	(10,458,538)		568,320
Total gain or losses included in other comprehensive income (loss)			(553,870)
Reclassification adjustment for loss on available-for-sale investment included in net income, net of nil income tax	553,870
Foreign currency translation adjustment	¥ (471,879)		466,297
Ending balance			¥ 10,376,547
Income tax on reclassification adjustment for loss on available-for-sale investment				¥ 0